DISCONTINUED OPERATION (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Operating activities	$ 0	$ 338	$ 0	$ 116	$ 116
Investing activities	0	(690)	0	(1,187)	(1,187)
Financing activities	$ 0	$ 221	$ 0	$ 251	$ 251